Right-of-Use Assets	12 Months Ended
Dec. 31, 2025
Right-of-Use Assets [Abstract]
Right-of-use Assets
11.	Right-of-use Assets

On January 1, 2025, the Company entered into a lease agreement for an office space with a monthly lease payment of $12,000 over a period of two years. The right-of-use assets recognized was measured at an amount equal to the recognized lease liabilities (note 14).

Pursuant to the acquisition of First Towers (note 4), part of the net assets assumed by the Company consist primarily of ground leases for tower and fiber infrastructure sites in Mexico. As of this period, First Towers owns and deployed 24 towers and an additional 6 are under construction. These assets are depreciated on a straight-line basis over the lease term.

During the year ended December 31, 2025, subsequent to the acquisition, First Towers completed the construction of 6 lease towers, and with this First Towers now have 30 cellular towers deployed. Of the six towers, three were leased and have the following monthly lease payment and terms: MX$6,500 over a period of 10 years, MX$4,000 over a period of 10 years and MX$5,000 over a period of 5 years. The lease for the remaining three towers is still pending and have been deemed as not yet available for use during the year ended December 31, 2025. The right-of-use assets recognized was measured at an amount equal to the recognized lease liabilities (note 14).

The details of the right-of-use assets recognized as at December 31, 2025 are as follows:

	Office lease	Tower and Fiber Infrastructure	Total
Balance, December 31, 2023	$121,982	$—	$121,982
Amortization	(118,049)	—	(118,049)
Movement in exchange rates	(3,933)	—	(3,933)
Balance, December 31, 2024	—	—	—
Additions	272,274	64,530	336,804
Acquisition (note 4)	—	181,206	181,206
Amortization	(140,123)	(13,582)	(153,705)
Impairment loss	—	(137,785)	(137,785)
Movement in exchange rates	3,987	(2,918)	1,069
Balance, December 31, 2025	$136,138	$91,451	$227,589

During the year ended December 31, 2025, the Company recorded amortization on its right-of-use assets of $153,726 (2024 — $118,049).

In connection with the annual test performed for goodwill (note 12), the Company assessed that the sum of the carrying value of the CGU of First Towers and goodwill greatly exceeds the fair value of First Towers’ business. As a result, the excess of calculated impairment loss, after reducing goodwill, was pro-rated to PPE and ROU assets as at December 31, 2025. An impairment loss of $137,785 was recorded in the consolidated statements of loss and comprehensive loss during the year ended December 31, 2025.